10. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Details Narrative Abstract
Rent expense	$ 785	$ 756	$ 752
Overnight federal funds	$ 82,500